Note 22 - Discontinued Operations (Details) - Property, Equipment, and Mine Development Costs $ in Thousands	Dec. 31, 2014 USD ($)
Note 22 - Discontinued Operations (Details) - Property, Equipment, and Mine Development Costs [Line Items]
Property, equipment and mine development costs	$ 10,250
Less accumulated depreciation	(781)
Total property, equipment and mine development costs, net	9,469
Exploration and Production Equipment [Member]
Note 22 - Discontinued Operations (Details) - Property, Equipment, and Mine Development Costs [Line Items]
Property, equipment and mine development costs	9,198
Mine Development [Member]
Note 22 - Discontinued Operations (Details) - Property, Equipment, and Mine Development Costs [Line Items]
Property, equipment and mine development costs	$ 1,052